UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 1999
                                                       -----------------

Check here if Amendment [   ]; Amendment Number:
                                                   --------------

   This Amendment (Check only one):    [  ]    is a restatement.

                                       [  ]     adds new holdings entries.

Investment Manager Filing this Report:

Name:      Symphony Asset Management, Inc.
Address:   555 California Street, Suite 2975
           San Francisco, CA 94104



Form 13F File Number:  28-5764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Neil L. Rudolph
Title:              Chief Operating Officer
Phone:              415/676-4000

Signature, Place, and Date of Signing:

          /s/ Neil L. Rudolph      San Francisco, CA       08/09/99
          -------------------      -----------------       --------
              [Signature]            [City, State]          [Date]

Report Type (Check only one):

[   ]    13F HOLDINGS  REPORT.  (Check  here if all holdings  of this  reporting manager are reported in this report)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[   ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported by other reporting manager(s))

List of other Included Managers:

Provide a number list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filled, other than the manager filing this report.

No.       Form 13F File Number      Name
---       --------------------      ----
1         28-3128                   Charles Schwab Investment Management, Inc.